Subsequent Events - Interest Rate Hedging (Details) - Designated as Hedging Instrument - Interest rate swaps - Subsequent Event $ in Billions	Mar. 31, 2020 USD ($)	Feb. 29, 2020 instrument
Subsequent Event [Line Items]
Number of instruments | instrument		3
Notional value | $	$ 3.5